PACIFIC GLOBAL ETF TRUST

SUPPLEMENT DATED AUGUST 11, 2021

TO THE

Statement of Additional Information,

dated October 28, 2020, of:

PACIFIC GLOBAL SENIOR LOAN ETF

NYSE Arca Ticker: FLRT

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified.  You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.

Effective July 20, 2021, the following information replaces in its entirety the table appearing after the second paragraph under the heading “Officer Information” in the “Board of Trustees of the Trust” section of the Statement of Additional Information:

Officer’s Name, and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past Five Years
Joshua B. Schwab, 1981	Vice President, Treasurer and Principal Financial Officer	Since 2018

Assistant Vice President, Pacific Global Asset Management LLC (2015 – Present); Assistant Vice President, Pacific Life Insurance Company, (2015 – Present); Associate Vice President, Pacific Alternative Asset Management Company, LLC (2007 – 2015)

Jane M. Guon, 1964	Vice President and Secretary	Since 2018	Vice President and Secretary, Pacific Life Insurance Company (2011 – Present)
Carol E. Rumsey, 1960	Vice President and Chief Compliance Officer	Since 2018

Chief Compliance Officer, Pacific Private Fund Advisors LLC (2014 – Present); Chief Compliance Officer, Pacific Global Asset Management LLC (2013 – Present); Chief Compliance Officer, Pacific Asset Management (2013 – Present); Assistant Vice President, Pacific Life Insurance Company (1991 – Present)

Joseph G. Lallande, 1970	Chief Executive Officer, President and Assistant Secretary	Since 2018	AVP, Counsel, Pacific Life Insurance Company (2010 – Present)
Joanne Chyun, 1978	Assistant Treasurer	Since 2019	Director of Finance, Pacific Global Asset Management LLC (2018-Present); Interim Controller, One01 Capital (2017-2018); Associate VP, PAAMCO (2006-2017)
Kristie Sykes, 1988	Assistant Treasurer	Since 2019

Finance Manager, Pacific Global Asset Management LLC (2018-Present); Senior Analyst, Pricing & Valuation, Pacific Life Fund Advisors LLC (now Pacific Asset Management LLC) (2017-2018); Manager, Accounting and Operational Due Diligence, PAAMCO (2012-2017)